SUPPLEMENT DATED MARCH 11, 2009

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

On May 1, 2009, the name of the following investment option will be changed to:

Old Name	New Name

AllianceBernstein Global Technology Portfolio	AllianceBernstein Global Thematic Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity II (AllianceBernstein) 3/2009